Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH
Organization
Number of common shares issued			22,000,000	1,000	22,000,000	1,000	22,000,000
Issuance of demand promissory note		$ 400,000	$ 400,000		$ 400,000
Common shares issued under IPO	8,000,000
Common shares sold pursuant to exercise of underwriters' over allotment option	1,200,000